CONSOLIDATED BALANCE SHEET DETAIL (Details Narrative)	Mar. 31, 2020 USD ($)
Consolidated Balance Sheet Detail
Stock options unamortized compensation cost	$ 2,495,385
Accrued employee bonuses - current	172,500
Accrued employee bonuses - noncurrent	140,000
Accrued employee bonuses	$ 312,500